Schedule of Revenue By Geographical Region (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue from External Customer [Line Items]
Total revenue	$ 2,287,776	$ 2,808,354	$ 6,560,022	$ 7,296,278
Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	884,900	992,740	2,768,583	2,600,764
Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	115,753	76,577	325,812	207,359
North America [Member]
Revenue from External Customer [Line Items]
Total revenue	1,245,940	1,617,720	3,278,066	4,010,185
Other [Member]
Revenue from External Customer [Line Items]
Total revenue	41,183	121,317	187,561	477,970
Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	2,095,226	2,492,058	6,125,649	6,525,572
Advertising [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	874,442	974,177	2,721,391	2,545,701
Advertising [Member] | Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	115,750	76,570	325,758	207,326
Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	1,070,222	1,364,838	2,899,943	3,431,340
Advertising [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	34,812	76,473	178,557	341,205
Programmatic Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	175,451	248,546	377,240	571,392
Programmatic Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	175,451	248,546	377,240	571,392
Content [Member]
Revenue from External Customer [Line Items]
Total revenue	17,099	67,750	57,133	199,314
Content [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	10,458	18,563	47,192	55,063
Content [Member] | Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	3	7	54	33
Content [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	267	4,336	883	7,453
Content [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 6,371	$ 44,844	$ 9,004	$ 136,765